Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Net Sales by Geographical Area

Revenues by geographic area for the years ended December 31, 2019, 2018 and 2017 were as follows*:

	Year ended December 31,
	2019	2018	2017
	(U.S. $ in thousands)
Americas (primarily the United States)	$415,862	$409,741	$413,326
EMEA	124,967	147,162	148,279
Asia Pacific	95,251	106,334	106,757
	$636,080	$663,237	$668,362

*	Net sales are attributed to geographic areas based on the location of customer.

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical area were as follows:

	December 31,
	2019	2018
	(U.S. $ in thousands)
Americas (primarily the United States)	$58,169	$63,714
EMEA	$127,234	122,678
Asia Pacific	$4,303	1,758
	$189,706	$188,150